SUBSIDIARIES AND OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of subsidiaries [abstract]
Schedule of Group's Affiliates and Legal Entities Included in Consolidated Financial Statements
The following Group’s affiliates are legal entities included in the Consolidated Financial Statements of the Group at December 31, 2019.

Entity	Country	% Group Interest	Consolidation Method
Cross Operating Segment
Constellium Singen GmbH (AS&I and P&ARP)	Germany	100%	Full
Constellium Valais S.A. (AS&I and A&T)	Switzerland	100%	Full
AS&I
Constellium Automotive USA, LLC	U.S.	100%	Full
Constellium Engley (Changchun) Automotive Structures Co Ltd.	China	54%	Full
Constellium Extrusions Decin S.r.o.	Czech Republic	100%	Full
Constellium Extrusions Deutschland GmbH	Germany	100%	Full
Constellium Extrusions Landau GmbH	Germany	100%	Full
Constellium Extrusions Burg GmbH	Germany	100%	Full
Constellium Extrusions France S.A.S.	France	100%	Full
Constellium Extrusions Levice S.r.o.	Slovakia	100%	Full
Constellium Automotive Mexico, S. DE R.L. DE C.V.	Mexico	100%	Full

Constellium Automotive Mexico Trading, S. DE R.L. DE C.V.	Mexico	100%	Full
Astrex Inc	Canada	50%	Full
Constellium Automotive Zilina S.r.o.	Slovakia	100%	Full
Constellium Automotive Nanjing Co Ltd	China	100%	Full
Constellium Automotive Spain SL	Spain	100%	Full
A&T
Constellium Issoire S.A.S.	France	100%	Full
Constellium Montreuil Juigné S.A.S.	France	100%	Full
Constellium China Limited	China	100%	Full
Constellium Japan KK	Japan	100%	Full
Constellium Rolled Products Ravenswood, LLC	U.S.	100%	Full
Constellium Southeast Asia PTE LTD	Singapore	100%	Full
Constellium Ussel S.A.S.	France	100%	Full
AluInfra Services SA (A)	Switzerland	50%	Full
P&ARP
Constellium Deutschland GmbH	Germany	100%	Full
Constellium Rolled Products Singen GmbH KG	Germany	100%	Full
Constellium Property and Equipment Company, LLC	U.S.	100%	Full
Constellium Neuf Brisach S.A.S.	France	100%	Full
Constellium Muscle Shoals LLC	U.S.	100%	Full
Constellium Holding Muscle Shoals LLC	U.S.	100%	Full
Constellium Muscle Shoals Funding II LLC	U.S.	100%	Full
Listerhill Total Maintenance Center LLC	U.S.	100%	Full
Constellium Metal Procurement LLC	U.S.	100%	Full
Constellium Bowling Green LLC	U.S.	100%	Full
Rhenaroll	France	50%	Equity
Holdings & Corporate
C-TEC Constellium Technology Center S.A.S.	France	100%	Full
Constellium Finance S.A.S.	France	100%	Full
Constellium France III	France	100%	Full
Constellium France Holdco S.A.S.	France	100%	Full
Constellium International	France	100%	Full
Constellium Paris S.A.S	France	100%	Full
Constellium Germany Holdco GmbH & Co. KG	Germany	100%	Full
Constellium Germany Verwaltungs GmbH	Germany	100%	Full
Constellium UK Limited	United Kingdom	100%	Full
Constellium U.S. Holdings I, LLC	U.S.	100%	Full
Constellium Switzerland AG	Switzerland	100%	Full
Constellium W S.A.S.	France	100%	Full
Constellium Treuhand UG	Germany	100%	Full
Engineered Products International S.A.S.	France	100%	Full

(A)	AluInfra Services SA, the joint venture created with Novelis in July 2018, is consolidated as a joint operation and is immaterial to the Group Consolidated Financial Statements